Financial information by segment, Reconciliation of segment Further Adjusted EBITDA (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Financial information by segment [Abstract]
Profit/(Loss) attributable to the Company	$ 60,832	$ 120,512
(Loss)/Profit attributable to non-controlling interests	7,548	9,828
Income tax	46,979	59,068
Share of (profits)/losses of associates	(3,881)	(4,690)
Financial expense, net	304,637	279,844
Depreciation, amortization, and impairment charges	234,889	243,799
Total segment Further Adjusted EBITDA	$ 651,004	$ 708,361